Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Marketable Securities

3. Marketable Securities

As of September 30, 2013 and December 31, 2012, the fair value of available-for-sale marketable securities by type of security was as follows:

	SEPTEMBER 30, 2013
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,137	$—	$—	$6,137

	$6,137	$—	$—	$6,137

	DECEMBER 31, 2012
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,382	$—	$—	$6,382

	$6,382	$—	$—	$6,382

At September 30, 2013, marketable securities consisted of investments that mature within one year. At December 31, 2012, marketable securities consisted of investments that mature within one year, with the exception of one CD, which has a stated maturity within two years and an aggregate fair value of $245; this investment is classified in current assets as it is viewed as being available to support current operations.

4. Marketable Securities

As of December 31, 2011 and 2012, the fair value of available-for-sale marketable securities by type of security was as follows:

	DECEMBER 31, 2011
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,382	$—	$—	$6,382

	$6,382	$—	$—	$6,382

	DECEMBER 31, 2012
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,382	$—	$—	$6,382

	$6,382	$—	$—	$6,382

At December 31, 2011, marketable securities consisted of investments that mature within one year. At December 31, 2012, marketable securities consisted of investments that mature within one year, with the exception of one CD, which has a stated maturity within two years and an aggregate fair value of $245; this investment is classified in current assets as it is viewed as being available to support current operations.